Common, subordinated and preferred units (Tables)	6 Months Ended
Jun. 30, 2018
Stockholders' Equity Note [Abstract]
Schedule of Common, Subordinated and Preferred Units [Table Text Block]
The following table shows the movements in the number of common units, subordinated units and preferred units from December 31, 2016 until June 30, 2018:

(in units)	Common Units Public	Common Units Höegh LNG	Subordinated Units Höegh LNG	8.75% Series A Preferred Units
December 31, 2016	17,639,039	2,116,060	13,156,060	—
May 22, 2017; Awards to non-employee directors as compensation for directors' fees	9,805	—	—	—
October 5, 2017; Series A preferred units offering	—	—	—	4,600,000
December 31, 2017	17,648,844	2,116,060	13,156,060	4,600,000
Phantom units issued	8,138	—	—	—
ATM program	171,375	—	—	788,026
Units issued to staff at Höegh LNG	14,622	(14,622)	—	—
June 6, 2018; Awards to non-employee directors as compensation for directors' fees	8,840	—	—	—
June 30, 2018	17,851,819	2,101,438	13,156,060	5,388,026